Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset
The following table provides information on the Company's (write-down) gain and gain (loss) on sales of vessels for the years presented in these consolidated financial statements:

		December 31, 2024	December 31, 2023	December 31, 2022
Segment	Asset Type	$	$	$
LNG (notes 6 and 18a)	LNG Carriers	(387,109)	35,807	(52,004)
NGL (note 18b)	Multi-gas Carriers	4,339	(7,816)	(2,393)
(Write-down) gain and gain (loss) on sales of vessels		(382,770)	27,991	(54,397)